Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposit from advertising agencies	11,702	11,149	1,790
Accrued professional fees	5,800	4,406	707
General operating expenses payables	20,497	23,754	3,813
Others	1,277	1,408	227
Total	39,276	40,717	6,537